Share-based compensation (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of changes in number of stock options with their weighted average exercise prices
Changes in the number of stock options, with their weighted average exercise prices, are summarized below:

For the year ended	October 31, 2025		October 31, 2024
	Number of options	Weighted average exercise price ($)	Number of options	Weighted average exercise price ($)

Opening balance	3,080,452	2.97	4,590,980	3.94
Granted	280,500	3.45	234,000	2.67
Exercised	(382,000)	2.55	(114,750)	1.86
Forfeited or expired	(475,495)	4.65	(1,629,778)	5.74
Balance, October 31, 2025	2,503,457	2.76	3,080,452	2.97
Exercisable, end of the year	2,212,582	2.70	1,693,346	3.19

Schedule of range of exercise prices of outstanding share options and exercisable share options

	Outstanding options			Exercisable options
	Number of options outstanding	Weighted average remaining life (years)	Weighted average exercise price ($)	Number of options exercisable	Weighted average exercise price ($)
Range of exercise price
$1.53 - $2.46	148,750	0.28	1.90	148,750	1.90
$2.47- $2.75	2,052,957	0.94	2.74	2,009,207	2.74
$2.76 - $4.16	301,750	2.39	3.66	54,625	4.80
$1.53 - $4.16	2,503,457	1.08	2.76	2,212,582	2.70

Schedule of number of share and weighted average exercise prices

	Number of shares
As at	October 31, 2025	October 31, 2024

Opening balance	687,747	486,335
Granted	918,688	687,747
Vested and issued	(687,747)	(486,335)
Balance, October 31, 2025	918,688	687,747

	Number of shares
As at	October 31, 2025	October 31, 2024
	#	#
Opening balance	—	541,616
Forfeited or expired	—	(90,933)
Released from escrow	—	(450,683)
Balance, October 31, 2025	—	-